Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction unaudited prices allocated to the remaining performance obligations - CNY (¥)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction unaudited prices allocated to the remaining performance obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 6,433	¥ 8,025
Within 1 year [Member]
Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction unaudited prices allocated to the remaining performance obligations [Line Items]
Amounts expected to be recognised as revenue	5,783	7,503
After 1 year [Member]
Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction unaudited prices allocated to the remaining performance obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 650	¥ 522